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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Permit Capital, LLC
Address:   One Tower Bridge
           100 Front Street, Suite 900
           West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul A. Frick
Title:     Vice President
Phone:     (610) 941-5006

Signature, Place, and Date of Signing:

    /s/ Paul A. Frick        West Conshohocken, PA              2/16/11
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     No.   Form 13F File Number   Name
     ---   --------------------   -----------------------
     1     28-2635                Gardner Russo & Gardner

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   34

Form 13F Information Table Value Total:   $149,340
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number    Name
---    --------------------    -----------------------
2      28-11063                Permit Capital GP, L.P.

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
                                                                                                            VOTING AUTHORITY
                                                            VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                   TITLE OF CLASS   CUSIP   (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
CITIGROUP INC                         COM       172967101     2,664   563,176  SH         OTHER        2      X
DELL INC                              COM       24702R101     3,587   264,759  SH         OTHER        2      X
GENERAL ELECTRIC                      COM       369604103     4,337   237,118  SH         OTHER        2      X
GOLDMAN SACHS GROUP INC               COM       38141G104     3,716    22,100  SH         OTHER        2      X
INTERDIGITAL COMMUNICATIONS CORP      COM       45867G101       854    20,500  SH         OTHER        2      X
INTL BUSINESS MACHINES CORP           COM       459200101     1,071     7,300  SH         OTHER        2      X
IPASS INC                             COM       46261V108       717   573,468  SH         OTHER        2      X
IRON MTN INC                          COM       462846106     2,915   116,545  SH         OTHER        2      X
JOHNSON & JOHNSON                     COM       478160104     3,736    60,400  SH         OTHER        2      X
LIBERTY MEDIA HOLDG CORP         INT COM SER A  53071M104     5,968   378,423  SH         OTHER        2      X
MASTERCARD INC                      CLASS A     57636Q104     1,535     6,850  SH         OTHER        2      X
MCKESSON CORP                         COM       58155Q103     1,865    26,500  SH         OTHER        2      X
NEWCASTLE INVESTMENT CORP             COM       65105M108       480    71,615  SH         OTHER        2      X
NOBLE CORP                            COM       H5833N103     1,411    39,450  SH         OTHER        2      X
OMNICARE INC.                         COM       681904108       974    38,350  SH         OTHER        2      X
SBA COMMUNICATIONS CORP               COM       78388J106    90,472 2,209,878  SH         OTHER        2      X
SEARS HOLDING CORP                    COM       812350106     1,717    23,288  SH         OTHER        2      X
SPRINT NEXTEL CORP                    COM       852061100     1,654   391,000  SH         OTHER        2      X
TELVENT GIT SA                        SHS       E90215109     3,895   147,421  SH         OTHER        2      X
TNS INC                               COM       872960109       978    47,000  SH         OTHER        2      X
VODAFONE GROUP PLC               SPONS ADR NEW  92857W209     5,216   197,275  SH         OTHER        2      X
ALTRIA GROUP INC                      COM       02209S103       739    30,000  SH         OTHER       1,2     X
ANNHEUSER BUSCH INBEV SA/NV        SPONS ADR    03524A108       551     9,650  SH         OTHER       1,2     X
BERKSHIRE HATHAWAY INC DEL            CL A      084670108     1,807        15  SH         OTHER       1,2     X
BERKSHIRE HATHAWAY INC DEL            CL B      084670702       106     1,325  SH         OTHER       1,2     X
BROWN FORMAN CORP                     CL A      115637100       555     8,000  SH         OTHER       1,2     X
COMCAST CORP NEW                    CL A SPL    20030N200       520    25,000  SH         OTHER       1,2     X
MARTIN MARIETTA MATLS INC             COM       573284106       553     6,000  SH         OTHER       1,2     X
MASTERCARD INC                      CLASS A     57636Q104       531     2,370  SH         OTHER       1,2     X
PHILIP MORRIS INTL INC                COM       718172109     1,990    34,000  SH         OTHER       1,2     X
SCRIPPS NETWORKS INTERACTIVE        CL A COM    811065101       369     7,125  SH         OTHER       1,2     X
WASHINGTON POST CO                    CL B      939640108       220       500  SH         OTHER       1,2     X
WELLS FARGO & CO NEW                  COM       949746101       852    27,500  SH         OTHER       1,2     X
UNILEVER NV                        NY SHS NEW   904784704       785    25,000  SH         OTHER       1,2     X